Prepaid expenses and other (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Prepaid expenses and other
Gold bullion	$ 15.7	$ 14.6
Inventory	5.1	7.1
Prepaid expenses	17.7	17.0
Debt issue costs	0.7	0.7
Prepaid expenses and other	$ 39.2	$ 39.4